Capital structure and financial items - Share capital, distributions to shareholders and earnings per share - Treasury Shares (Details) - DKK (kr) shares in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Treasury shares	kr 10.0	kr 11.0
Changes in market value of treasury shares
Beginning of the year	51,839.0	49,815.0	kr 45,269.0
Purchase during the year	15,334.0	15,567.0	16,845.0
Balance at the end of the year	57,593.0	51,839.0	kr 49,815.0
Treasury shares
Changes in market value of treasury shares
Beginning of the year	16,610.0
Cancellation of treasury shares	(14,895.0)
Transfer regarding restricted stock units	(762.0)
Purchase during the year	15,334.0
Value adjustment	2,326.0
Balance at the end of the year	kr 18,613.0	kr 16,610.0
As % of share capital
Holding at the beginning of the year		2.30%
Cancellation of treasury shares	(2.00%)
Holding at the end of the year	2.00%
B shares
Disclosure of classes of share capital [line items]
Treasury shares	kr 0.2	kr 0.2
B shares | Treasury shares
Number of B shares of DKK 0.20 (million)
Holding at the beginning of the year (in shares)	56	56
Cancellation of treasury shares (in shares)	(50)	(50)
Transfer regarding restricted stock units (in shares)	(3)	(1)
Purchase during the year (in shares)	45	51
Value adjustment (in shares)	0	0
Holding at the end of the year (in shares)	48	56	56